Securities - Summary of Interest Income Calculated Using Effective Interest Method (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 1,528	$ 394	$ 2,538	$ 662
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	644	94	1,123	190
Financial assets at amortised cost, category [member]
Disclosure Of interest, dividend and fee income [Line Items]
Total	$ 884	$ 300	$ 1,415	$ 472